                                        SEMIANNUAL REPORT
                                        AUGUST 31, 2002

PRUDENTIAL
GOVERNMENT INCOME FUND, INC.

FUND TYPE
Government securities

OBJECTIVE
High current return

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

Prudential Financial is a service mark of
The Prudential Insurance Company of America,
Newark, NJ, and its affiliates.                PRUDENTIAL FINANCIAL (LOGO)

Prudential Government Income Fund, Inc.

Performance at a Glance

INVESTMENT GOALS AND STYLE
The investment objective of the Prudential Government
Income Fund, Inc. (the Fund) is high current return.
The Fund normally invests in bonds issued or guaranteed by the U.S. government, its agencies or instrumentalities. The guarantee on U.S. government securities applies only to the underlying securities of the Fund's portfolio, and not to the value of the Fund's shares. At least 80% of the Fund's investable assets are invested in U.S. govern-ment securities. There can be no assurance that the Fund will achieve its investment objective.

Portfolio Composition

Expressed as a percentage of
net assets as of 8/31/02
    62.3%   Mortgages
    15.9    Government Agency
    11.6    Treasuries
     6.9    Asset-Backed
     2.0    Corporates
     1.3    Cash Equivalents

Ten Largest Issuers

Expressed as a percentage of
net assets as of 8/31/02
    40.1%   Federal National Mortgage Assoc.

    16.7    Federal Home Loan Mort. Corp.

     8.9    U.S. Treasury Obligations

     7.6    General Electric*

     7.4    Govt. National Mortgage Assoc.

     6.7    Small Business Administration

     3.8    Lehman Brothers Holdings, Inc.*

     3.8    Sheffield Receivables Corp.*

     3.0    Thunder Bay Funding, Inc.*

     2.5    Tulip Funding Corp.*

*Short-term securities that matured in
 September 2002.

Holdings are subject to change.

              www.prudential.com    (800) 225-1852

Semiannual Report    August 31, 2002

Cumulative Total Returns1                                As of 8/31/02

                                        Six Months  One Year   Five Years   Ten Years    Since Inception2
Class A                                    5.18%      9.25%      42.15%      89.67%           150.47%
Class B                                    5.00       8.62       37.94       77.67        243.80 (240.84)
Class C                                    5.04       8.70       38.47        N/A              70.38
Class Z                                    5.31       9.52       43.73        N/A              54.51
Lipper General U.S. Gov't  Funds Avg.3     5.32       7.87       40.50       87.52              ***
Lehman Brothers Gov't Bond Index4          6.48       9.39       47.93      103.95              ****

Average Annual Total Returns1                                As of 9/30/02

                  One Year    Five Years    Ten Years    Since Inception2
    Class A        4.58%        6.51%          6.27%          7.32%
    Class B        3.31         6.59           6.01         7.45 (7.40)
    Class C        6.32         6.61            N/A           6.86
    Class Z        9.09         7.58            N/A           7.13

Distributions and Yields                                    As of 8/31/02

                      Total Distributions     30-Day
                      Paid for Six Months    SEC-Yield
    Class A                  $0.25             3.94%
    Class B                  $0.22             3.53
    Class C                  $0.22             3.57
    Class Z                  $0.26             4.35

Past performance is not indicative of future results.
Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. 1Source:
Prudential Investments LLC and Lipper Inc. The cumulative total returns do not take into account sales charges. Without the distribution and service
(12b-1) fee waiver for Class A shares, the returns would have been lower. The average annual total returns do take into account applicable sales charges. The Fund charges a maximum front-end sales charge of 4% for Class A shares. Class B shares are subject to a declining contingent deferred sales charge (CDSC) of 5%, 4%, 3%, 2%, 1%, and 1% for six years respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class C shares are subject to a front-end sales charge of 1% and a CDSC of 1% for shares redeemed within 18 months of purchase. Class Z shares are not subject to a sales charge or distribution and service (12b-1) fees. Without waiver of management fees and/or expense subsidization, the Fund's cumulative and average annual total returns would have been lower, as indicated in parentheses. The cumulative and average annual total returns in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or following the redemption of fund shares. 2Inception dates: Class A, 1/22/90; Class B, 4/22/85; Class C, 8/1/94; and Class
Z, 3/4/96. 3The Lipper Average is unmanaged, and is based on the average return for all funds in each share class for the six-month, one-year, five-year, ten-year, and since inception periods in the Lipper
General U.S. Government Funds category. Funds in the
Lipper General U.S. Government Funds Average invest at least 65% of their assets in U.S. government agency issues. 4The Lehman Brothers Government Bond
Index is an unmanaged index of securities issued or backed by the U.S. Government, its agencies or instrumentalities with between 1 and 30 years remaining to maturity. It gives a broad look at how
U.S. government bonds with such maturities have performed. Investors cannot invest directly in an index. The returns for the Lipper Average and the Lehman Brothers Government Bond Index would be lower if they included the effect of sales charges, operating expenses, or taxes. ***Lipper Since
Inception returns are 147.60% for Class A, 281.02% for Class B, 73.09% for Class C, and 51.56% for Class
Z, based on all funds in each share class. ****Lehman
Brothers Government Bond Index Since Inception returns are 350.18% for Class A, 174.10% for Class B,
86.03% for Class C, and 61.18% for Class Z.

PRUDENTIAL FINANCIAL (LOGO)         October 15, 2002

DEAR SHAREHOLDER,
The reporting period for the Government Income Fund-- the six months ended August 31, 2002--was a time of significant developments in the U.S. economy and the financial markets. Early in our reporting period, the economy had begun to recover from its first recession in a decade, helped by repeated short-term interest rate cuts by the Federal Reserve (the Fed) in 2001. The
Fed left short-term rates near record lows throughout our reporting period as the economic recovery slowed and accounting scandals involving high-profile firms in the United States roiled financial markets.

In this environment characterized by investor pessimism and distrust, many investors sought refuge in mutual funds that invest in U.S. Treasuries, federal agency securities, mortgage-backed issues, and other high-grade bonds. Although we believe this flight-to-quality trend positively affected the
Fund's performance, the return on the Fund's Class A shares lagged that of its benchmark, the Lehman
Brothers U.S. Government Bond Index (the Index), and the Lipper General U.S. Government Funds Average during our reporting period.

The Fund's management team discusses conditions in the U.S. fixed income market and the Fund's investments on the following pages. Thank you for your continued confidence in Prudential mutual funds.
We look forward to serving your future investment needs.

Sincerely,


David R. Odenath, Jr., President
Prudential Government Income Fund, Inc.

Prudential Government Income Fund, Inc.

Semiannual Report    August 31, 2002

Investment Adviser's Report

U.S. ECONOMY STRUGGLES TO GET BACK ON TRACK
When our six-month reporting period began on March 1, 2002, the U.S. economy was improving. In 2001, the Fed reduced short-term interest rates 11 times to get the economy moving again. It hoped that sharply lower borrowing costs would encourage consumers to spend more for goods and services and lead businesses to invest more in factories, office buildings, and other structures. The Fed's efforts were initially successful as the economy grew an annualized 5.0% during the first three months of 2002.

The acceleration in economic growth led to speculation that Fed policy makers would soon begin to increase borrowing costs to prevent the economy from expanding too rapidly and boosting inflationary pressures. Anticipation of higher short-term rates prompted investors to require higher yields on bonds in March 2002, which drove bond prices lower because bond prices move inversely to interest rates. However, the bond market sell-off proved to be short lived.

FLIGHT TO QUALITY BOOSTS HIGH-GRADE U.S. BONDS
As the year continued, economic growth slowed and the Fed was no longer expected to increase short-term rates. There was speculation that the Fed might soon resume cutting rates because the economy was widely believed to be in danger of sinking into a so-called
"double dip" recession. Consequently, market interest rates headed lower and prices of investment-grade
U.S. bonds rose. Bond prices also rallied as reports of corporate fraud at key companies in the United
States and the threat of a U.S. war with Iraq battered stocks and fueled a flight-to-quality trend in which investors took refuge in U.S. Treasuries and other high-grade bonds.

In light of the trend toward lower rates, we began to
lengthen the Fund's duration in May 2002 after
allowing it to shorten early in our reporting period.
By the end of August 2002, the Fund's duration stood
at 4.8 years. (A portfolio's duration measures its
sensitivity to changes in the level of interest rates
and is
                                                    3

Prudential Government Income Fund, Inc.

Semiannual Report    August 31, 2002

expressed in years.) Positioning the Fund to be more responsive to interest rates enabled it to derive greater benefit as declining rates drove bond prices higher during the remainder of our reporting period.
Even though we extended the Fund's duration, it remained shorter than that of the Index. This difference hurt the Fund's performance relative to the Index.

ENHANCING THE FUND'S YIELD VIA "SPREAD PRODUCT"
From the perspective of asset allocation, we favored
"spread product," which is a bond that generally offers higher yields than U.S. Treasuries. Spread product includes traditional mortgage-backed securities (commonly called mortgage pass-through securities), commercial mortgage-backed securities, federal agency securities, and asset-backed issues, all of which outperformed Treasuries for the six months ended August 31, 2002. The returns were adjusted to take into account the differences between the overall duration of each type of spread product compared with that of the Treasury market.

We maintained an exposure to mortgage pass-through securities that constituted more than 50% of the Fund's net assets, even though market conditions for them were less than ideal. With 30-year mortgage rates tumbling to their lowest level in decades, homeowners raced to replace their current mortgages with new lower-rate loans in order to save money.
This wave of mortgage refinancing caused securities backed by mortgages to be paid off earlier than their expected maturity dates, leaving investors to reinvest their money at lower interest rates. Although prepayments on mortgage pass-through securities increased substantially, mortgage pass-through securities continued to add value to the Fund because they provided high yields, remained very liquid, and continued to be a safe haven from lower quality securities. The Fund also had a modest exposure to commercial mortgage-backed securities that outperformed Treasuries during our reporting period. They were largely unaffected by prepayments because the underlying loans are not often refinanced. We believe the Fund underperformed its Lipper Average during our six-month reporting period primarily because its peer group generally had a larger exposure to mortgage-backed issues.

                      www.prudential.com     (800) 225-1852

FOCUS ON INTERMEDIATE-TERM U.S. TREASURIES
Within the Treasury sector, we emphasized intermediate-term issues (particularly five-year notes), which outperformed other Treasuries during our reporting period when their returns were adjusted for differences in duration. As Treasury prices rallied, yields on five-year notes declined the most because institutional investors seeking to increase their exposure to Treasuries tended to favor the intermediate section of the yield curve. (The yield curve resembles a single-line graph depicting yields on Treasuries from the shortest to the longest maturity.) Our focus on intermediate-term Treasuries benefited the Fund's performance during our reporting period.

LOOKING AHEAD
Shortly after our reporting period ended, the flight-to-quality trend accelerated in September 2002, enabling Treasuries to perform better than spread product. We believe Treasuries will continue to outperform as long as market participants remain doubtful about the staying power of the economic recovery. However, we expect a change in market sentiment to occur that will likely spark a substantial sell-off in the Treasury market. Before we position the Fund for such an event, we need to see some hint of a trend toward stable economic growth and a recovery in corporate earnings. Should that happen, we believe spread product will once again perform better than Treasuries. In the meantime, we believe remaining focused on intermediate-term Treasuries offers the best balance between risk and reward within the Treasury market.

Prudential Government Income Fund Management Team

                                              SEMIANNUAL REPORT
                                              AUGUST 31, 2002



PRUDENTIAL
GOVERNMENT INCOME FUND, INC.
----------------------------------------------------------------



                                              FINANCIAL STATEMENTS

       Prudential Government Income Fund, Inc.
             Portfolio of Investments as of August 31, 2002 (Unaudited)

Principal
Amount
(000)              Description                                      Value (Note 1)
----------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS  98.8%
-------------------------------------------------------------------------------------
U.S. Government Agency Mortgage Pass-Throughs  58.4%
                   Federal Home Loan Mortgage Corp.,
$  40,000          6.00%, 5/25/12                                   $   41,644,200
    7,246(b)       6.50%, 8/01/10 - 6/01/13                              7,597,386
   35,225(b)       7.00%, 2/01/09                                       37,481,824
       14          7.375%, 3/01/06                                          14,790
      198(c)       7.50%, 6/01/24                                              210
    2,465(b)       8.00%, 1/01/22 - 5/01/23                              2,645,444
      968          8.50%, 6/01/07 - 3/01/20                              1,047,027
    1,816(b)       9.00%, 9/01/05 - 1/01/20                              1,990,335
      433(b)       11.50%, 10/01/19                                        501,259
                   Federal National Mortgage Assoc.,
   61,737(a)(d)    5.50%, 7/18/12 - 6/15/32                             62,831,306
  101,126(a)(b)    6.00%, 11/01/14                                     104,685,395
    9,877          6.30%, 3/01/11                                       10,769,187
  213,108(a)(b)(d) 6.50%, 6/01/08 - 8/01/32                            220,848,574
  142,800(a)(d)    7.00%, 7/01/03 - 12/01/31                           149,523,615
   28,941(b)(d)    7.50%, 12/01/06 - 10/01/26                           31,014,771
        2(b)       8.00%, 10/01/24                                           2,695
      973          8.50%, 6/01/17 - 3/01/25                              1,048,644
      917(b)       9.00%, 8/01/24 - 4/01/25                              1,000,891
      267          9.50%, 10/01/19 - 3/01/25                               293,437
                   Government National Mortgage Assoc.,
   69,509          7.00%, 2/15/09 - 2/15/29                             73,251,407
   11,554(b)       7.50%, 1/15/04 - 11/15/24                            12,343,593
    6,500(d)       8.50%, 4/15/25                                        7,020,611
    3,665(b)       9.50%, 10/15/09 - 12/15/17                            4,073,058
                   Government National Mortgage Assoc. II,
      561(b)       9.50%, 5/20/18 - 8/20/21                                606,374
                                                                    --------------
                   Total U.S. Government Agency Mortgage
                    Pass-Throughs                                      772,236,033
                                                                    --------------
-------------------------------------------------------------------------------------
U.S. Government Obligations  11.6%
                   United States Treasury Bonds,
    4,000(d)       5.375%, 2/15/31                                       4,266,080

    See Notes to Financial Statements                                      7

       Prudential Government Income Fund, Inc.
             Portfolio of Investments as of August 31, 2002 (Unaudited) Cont'd.

Principal
Amount
(000)              Description                                      Value (Note 1)
----------------------------------------------------------------------------------------
$  70,000(d)       6.50%, 11/15/26                                  $   83,267,100
   48,570(b)(d)    8.125%, 8/15/19 - 8/15/21                            66,432,057
                                                                    --------------
                   Total U.S. Government Obligations                   153,965,237
                                                                    --------------
-------------------------------------------------------------------------------------
U.S. Government Agency Securities  15.6%
                   Federal Home Loan Bank,
    8,000          6.694%, 2/20/07                                       8,250,160
                   Federal Home Loan Mortgage Corp.,
   40,000          4.50%, 7/23/07                                       40,965,360
   62,460(d)       5.75%, 1/15/12                                       67,641,682
                   Small Business Administration,
   10,884(b)       Ser. 1995-20B, 8.15%, 2/01/15                        12,158,603
   15,471(b)       Ser. 1995-20L, 6.45%, 12/01/15                       16,720,667
   21,652(b)       Ser. 1996-20H, 7.25%, 8/01/16                        24,135,173
   13,860(b)       Ser. 1996-20K, 6.95%, 11/01/16                       15,347,046
    6,973(b)       Ser. 1997-20A, 7.15%, 1/01/17                         7,790,973
   11,766(b)       Ser. 1998-20I, 6.00%, 9/01/18                        12,664,453
                                                                    --------------
                   Total U.S. Government Agency Securities             205,674,117
                                                                    --------------
-------------------------------------------------------------------------------------
Corporate Bond  2.0%
                   New Jersey Economic Development Authority,
   22,000(b)       Ser. A, 7.425%, 2/15/29                              26,726,040
-------------------------------------------------------------------------------------
Collateralized Mortgage Obligations  3.9%
                   Federal Home Loan Mortgage Corp.,
    8,100          Ser. 1921, Class J, 6.50%, 9/15/24                    8,304,598
   10,799(b)       Ser. 2100, Class GH, 5.75%, 4/15/10                  11,130,103
                   Federal National Mortgage Assoc.,
   10,000          5.50%, 4/25/17                                       10,434,704
                   Federal National Mortgage Assoc.,
      440(b)       R.E.M.I.C. Trust, Ser. 1993-71, Class B,
                    6.50%, 5/25/08                                         443,526
   10,527(b)       R.E.M.I.C. Trust, Ser. 1993-76, Class B,
                    6.00%, 6/25/08                                      10,918,420
    3,977(b)(e)    R.E.M.I.C. Trust, Ser. 1997-63, Class D,
                    7.00%, 1/18/24                                       4,104,907

    8                                      See Notes to Financial Statements

       Prudential Government Income Fund, Inc.
             Portfolio of Investments as of August 31, 2002 (Unaudited) Cont'd.

Principal
Amount
(000)              Description                                      Value (Note 1)
----------------------------------------------------------------------------------------
                   Washington Mutual Mortgage Securities Corp.,
$   6,000          Ser.2002-AR4, Class A7, 5.59%, 4/25/32           $    6,184,203
                                                                    --------------
                   Total Collateralized Mortgage Obligations            51,520,461
                                                                    --------------
-------------------------------------------------------------------------------------
U.S. Government Agency-Stripped Security  0.4%
                   Financing Corp.,
    5,000(b)       Zero Coupon, 3/07/04                                  4,834,650
-------------------------------------------------------------------------------------
Asset Backed Securities  6.9%
                   Aesop Funding II LLC,
    3,333(b)       Ser. 1997-1, Class A2, 6.40%, 10/20/03                3,341,179
                   Asset Securtization Corp.,
       70(b)       Ser. 1997-D4, Class A1A, 7.35%, 4/14/29                  69,758
                   Bear Stearns Commercial Mortgage Securities,
                    Inc.,
    1,466(b)       Ser. 2000-WF1, Class A1, 7.64%, 2/15/32               1,632,054
                   Capital One Master Trust,
    3,700(b)       Ser. 1998-4, Class A, 5.43%, 1/15/07                  3,846,847
                   First Union Lehman Brothers Commercial Trust,
   17,000          Ser. 1997-C1, Class A3, 7.38%, 4/18/29               19,238,397
                   First Union National Bank Commercial Mortgage
                    Trust,
    6,493(b)       Ser. 2000-C1, Class A1, 7.739%, 5/17/32               7,260,950
    9,783(b)       Ser. 2000-C2, Class A1, 6.94%, 10/15/32              10,694,077
                   GMAC Commercial Mortgage Security, Inc.,
   11,500(b)       Ser. 2000-C2, Class A2, 7.455%, 8/16/33              13,270,759
                   Keycorp,
   10,000(b)       Ser. 2000-C1, Class A2, 7.727%, 5/17/32              11,657,869
                   Merrill Lynch Mortgage Investors, Inc.,
    3,587(b)       Ser. 1996-C1, Class A3, 7.42%, 4/25/28                3,899,355
        >          Morgan Stanley Dean Witter Capital,
    9,531(b)       Ser. 2001-TOP1, Class A2, 6.32%, 2/15/33             10,294,214
                   Mortgage Capital Funding, Inc.,
    6,083(b)       Ser. 1998-MC2, Class A1, 6.325%, 6/18/30              6,496,028
                                                                    --------------
                   Total Asset Backed Securities                        91,701,487
                                                                    --------------
                   Total Long-Term Investments (cost
                    $1,250,567,950)                                  1,306,658,025
                                                                    --------------

    See Notes to Financial Statements                                      9

       Prudential Government Income Fund, Inc.
             Portfolio of Investments as of August 31, 2002 (Unaudited) Cont'd.

Principal
Amount
(000)              Description                                      Value (Note 1)
----------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS  44.9%
-------------------------------------------------------------------------------------
Repurchase Agreement  4.6%
                   Joint Repurchase Agreement Account,
$  60,760          1.90%, 9/03/02, (Note 6)                         $   60,760,000
-------------------------------------------------------------------------------------
Commercial Paper  38.6%
                   American Electric Power Co., Inc.,
   13,000(f)       2.15%, 9/18/02                                       12,986,801
                   Barton Capital Corp.,
    6,487(f)       1.80%, 9/12/02                                        6,483,432
                   Bayer Corp.,
   46,500(f)       1.75%, 9/18/02                                       46,461,573
                   British Aerospace,
   36,445(f)       1.77%, 10/24/02                                      36,350,030
                   EL Sevier Finance,
   12,400(f)       1.98%, 9/27/02                                       12,382,268
                   Falcon Asset Securitization Corp.,
   24,230          1.75%, 9/24/02                                       24,202,910
                   General Electric Co.,
  100,000(f)       1.75%, 9/25/02                                       99,883,333
                   Hewlitt Packard,
   10,000(f)       1.92%, 10/11/02                                       9,978,667
    3,000(f)       1.95%, 10/24/02                                       2,991,387
                   Lehman Brothers Holdings, Inc.,
   50,000          1.75%, 9/16/02                                       49,963,542
                   New Center Asset Trust,
   19,000(f)       1.79%, 9/09/02                                       18,992,442
                   New York Life Capital Corp.,
   50,000(f)       1.76%, 9/13/02                                       49,970,667
                   Phillips Petroelum Co.,
   11,029(f)       1.93%, 9/25/02                                       11,014,809
                   Sheffield Receivables Corp.,
   49,750          1.76%, 9/17/02                                       49,711,085
                   Teco Finance, Inc.,
    7,085(f)       2.00%, 9/17/02                                        7,078,702

    10                                     See Notes to Financial Statements

       Prudential Government Income Fund, Inc.
             Portfolio of Investments as of August 31, 2002 (Unaudited) Cont'd.

Principal
Amount
(000)              Description                                      Value (Note 1)
----------------------------------------------------------------------------------------
                   Thunder Bay Funding, Inc.,
$  39,200          1.75%, 9/16/02                                   $   39,171,417
                   Tulip Funding Corp.,
   33,000          1.76%, 9/16/02                                       32,975,800
                                                                    --------------
                   Total Commercial Paper                              510,598,865
                                                                    --------------
-------------------------------------------------------------------------------------
Mutual Fund  1.7%
   22,926(f)       Prudential Core Investment Fund-Taxable Money
                    Market Series, (Note 3)                             22,926,400
                                                                    --------------
                   Total Short-Term Investments (cost
                    $594,285,265)                                      594,285,265
                                                                    --------------
                   Total Investments  143.7%
                    (cost $1,844,853,215)                            1,900,943,290
                   Liabilities in excess of other assets  (43.7%)     (578,070,419)
                                                                    --------------
                   Net Assets  100%                                 $1,322,872,871
                                                                    --------------
                                                                    --------------

------------------------------
LLC--Limited Liability Corporation.
R.E.M.I.C.--Real Estate Mortgage Investment Conduit.
(a) Partial principal amount of $281,500,000 represents a to-be-announced ('TBA') mortgage dollar roll, see Notes 1 and 4.
(b) Partial principal amount pledged as collateral for mortgage dollar roll.
(c) Represents actual principal amount (not rounded to nearest thousand).
(d) Securities, or portion thereof, on loan, see Note 4.
(e) Partial principal amount pledged as collateral for financial future contracts.
(f) Represents security, or portion thereof, purchased with cash collateral received for securities on loan.

    See Notes to Financial Statements                                     11

       Prudential Government Income Fund, Inc.
             Statement of Assets and Liabilities (Unaudited)

                                                                  August 31, 2002
---------------------------------------------------------------------------------------
ASSETS
Investments, at value, including collateral for securities on
   loan of $287,558,846 (cost $1,844,853,215)                     $ 1,900,943,290
Receivable for investments sold                                        18,637,813
Interest receivable                                                    12,376,558
Receivable for Fund shares sold                                         3,850,523
Receivable for security lending                                           664,622
Due from broker--variation margin                                         365,766
Prepaid expenses                                                           25,088
                                                                  ---------------
      Total assets                                                  1,936,863,660
                                                                  ---------------
LIABILITIES
Payable for investments purchased                                     316,035,407
Payable to broker for collateral for securities on loan               287,558,846
Payable to custodian                                                    4,212,981
Payable for Fund shares repurchased                                     2,670,070
Dividends payable                                                       1,068,888
Accrued expenses                                                          835,327
Securities lending rebate payable                                         556,542
Management fee payable                                                    555,278
Distribution fee payable                                                  424,302
Deferred directors' fees                                                   73,148
                                                                  ---------------
      Total liabilities                                               613,990,789
                                                                  ---------------
NET ASSETS                                                        $ 1,322,872,871
                                                                  ---------------
                                                                  ---------------
Net assets were comprised of:
   Shares of beneficial interest at par                           $     1,420,439
   Paid-in capital in excess of par                                 1,390,003,217
                                                                  ---------------
                                                                    1,391,423,656
   Undistributed net investment income                                    141,965
   Accumulated net realized loss on investments                      (126,479,464)
   Net unrealized appreciation on investments                          57,786,714
                                                                  ---------------
Net assets, August 31, 2002                                       $ 1,322,872,871
                                                                  ---------------
                                                                  ---------------

    12                                     See Notes to Financial Statements

       Prudential Government Income Fund, Inc.
             Statement of Assets and Liabilities (Unaudited) Cont'd.

                                                                  August 31, 2002
---------------------------------------------------------------------------------------
Class A:
   Net asset value and redemption price per share
      ($1,010,204,868 / 108,474,148 shares of common stock
      issued and outstanding)                                               $9.31
   Maximum sales charge (4% of offering price)                                .39
                                                                  ---------------
   Maximum offering price to public                                         $9.70
                                                                  ---------------
                                                                  ---------------
Class B:
   Net asset value, offering price and redemption price per
      share
      ($196,302,450 / 21,063,395 shares of common stock
      issued and outstanding)                                               $9.32
                                                                  ---------------
                                                                  ---------------
Class C:
   Net asset value and redemption price per share
      ($27,776,133 / 2,980,432 shares of common stock issued
      and outstanding)                                                      $9.32
   Sales charge (1% of offering price)                                        .09
                                                                  ---------------
   Offering price to public                                                 $9.41
                                                                  ---------------
                                                                  ---------------
Class Z:
   Net asset value, offering price and redemption price per
      share
      ($88,589,420 / 9,525,927 shares of common stock issued
      and outstanding)                                                      $9.30
                                                                  ---------------
                                                                  ---------------

    See Notes to Financial Statements                                     13

       Prudential Government Income Fund, Inc.
             Statement of Operations (Unaudited)

                                                                     Six Months
                                                                        Ended
                                                                   August 31, 2002
----------------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income
   Interest                                                          $38,715,986
   Income from securities lending (net)                                  231,927
                                                                   ---------------
      Total net income                                                38,947,913
                                                                   ---------------
Expenses
   Management fee                                                      3,070,512
   Distribution fee--Class A                                           1,206,776
   Distribution fee--Class B                                             670,993
   Distribution fee--Class C                                              79,204
   Transfer agent's fees and expenses                                    824,000
   Custodian's fees and expenses                                         168,000
   Reports to shareholders                                                93,000
   Legal fees and expenses                                                65,000
   Registration fees                                                      62,000
   Audit fee                                                              18,000
   Directors' fees                                                        14,000
   Insurance expense                                                       6,000
   Miscellaneous                                                          10,323
                                                                   ---------------
      Total expenses                                                   6,287,808
                                                                   ---------------
Net investment income                                                 32,660,105
                                                                   ---------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
   Investment transactions                                             4,698,571
   Financial futures contracts                                          (399,538)
                                                                   ---------------
                                                                       4,299,033
                                                                   ---------------
Net change in unrealized appreciation (depreciation) on:
   Investment transactions                                            25,941,684
   Financial futures contracts                                         1,032,475
                                                                   ---------------
                                                                      26,974,159
                                                                   ---------------
Net gain on investments                                               31,273,192
                                                                   ---------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $63,933,297
                                                                   ---------------
                                                                   ---------------

    14                                     See Notes to Financial Statements

       Prudential Government Income Fund, Inc.
             Statement of Changes in Net Assets (Unaudited)

                                                  Six Months             Year
                                                     Ended               Ended
                                                August 31, 2002    February 28, 2002
------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment income                        $    32,660,105     $    61,345,769
   Net realized gain on investment
      transactions                                    4,299,033          26,824,925
   Net change in unrealized appreciation
      (depreciation) on investments                  26,974,159          (3,401,423)
                                                ---------------    -----------------
   Net increase in net assets resulting from
      operations                                     63,933,297          84,769,271
                                                ---------------    -----------------
Dividends from net investment income (Note 1)
   Class A                                          (25,898,314)        (51,879,376)
   Class B                                           (3,890,375)         (6,535,288)
   Class C                                             (512,885)           (669,125)
   Class Z                                           (2,216,566)         (5,373,697)
                                                ---------------    -----------------
                                                    (32,518,140)        (64,457,486)
                                                ---------------    -----------------
Fund share transactions (net of share
   conversions)
   (Note 6):
   Net proceeds from shares subscribed(a)           218,533,467         497,921,440
   Net asset value of shares issued to
      shareholders in reinvestment of
      dividends                                      22,560,025          44,681,743
   Cost of shares reacquired                       (152,833,358)       (449,207,487)
                                                ---------------    -----------------
   Net increase in net assets from Fund share
      transactions                                   88,260,134          93,395,696
                                                ---------------    -----------------
Total increase                                      119,675,291         113,707,481
NET ASSETS
Beginning of period                               1,203,197,580       1,089,490,099
                                                ---------------    -----------------
End of period(b)                                $ 1,322,872,871     $ 1,203,197,580
                                                ---------------    -----------------
                                                ---------------    -----------------
------------------------------
(a) For the year ended February 28, 2002,
    amount includes $113,615,790 for shares
    issued in connection with the acquisition
    of Prudential Government Securities Trust
    Short-Intermediate Term Series.

(b) Includes undistributed net investment
income of:                                      $       141,965     $            --
                                                ---------------    -----------------
                                                ---------------    -----------------

    See Notes to Financial Statements                                     15

       Prudential Government Income Fund, Inc.
             Notes to Financial Statements (Unaudited)

      Prudential Government Income Fund, Inc., (the 'Fund') is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Investment operations commenced on April 22, 1985. The Fund's investment objective is to seek high current return. The Fund will seek to achieve this objective by investing primarily in U.S. Government Securities, including U.S. Treasury bills, notes, bonds, strips and other debt securities issued by the U.S. Treasury, and obligations, including mortgage-related securities, issued or guaranteed by U.S. Government agencies or instrumentalities.

Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

      Security Valuation:    The Fund values portfolio securities (including
commitments to purchase such securities on a 'when-issued' basis) on the basis of current market quotations provided by dealers or by a pricing service approved by the Board of Directors, which uses information such as quotations from dealers, market transactions in comparable securities, various relationships between securities and calculations on yield to maturity in determining values. Financial futures contracts and options thereon are valued at their last sales prices as of the close of the commodities exchange or board of trade or, if there was no sale on such day, at the mean between the most recently quoted bid and asked prices. Should an extraordinary event, which is likely to affect the value of a security, occur after the close of an exchange on which a portfolio security is traded, such security will be valued at fair value considering factors determined in good faith by the investment adviser under procedures established under the general supervision of the Fund's Board of Directors.

      Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost.

      Repurchase Agreements:    In connection with transactions in repurchase
agreements with United States financial institutions, it is the Fund's policy that its custodian, or designated subcustodians under triparty repurchase agreements as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase agreement transaction, including accrued interest. To the extent that any repurchase agreement transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

       Prudential Government Income Fund, Inc.
             Notes to Financial Statements (Unaudited) Cont'd.

      Financial Futures Contracts:    A financial futures contract is an
agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the 'initial margin.' Subsequent payments, known as 'variation margin,' are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the statement of operations as net realized gain (loss) on financial futures contracts.

      The Fund invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or market conditions. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

      Dollar Rolls:    The Fund enters into mortgage dollar rolls in which the
Fund sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the lower repurchase price is recorded as interest income. The Fund maintains a segregated account, the dollar value of which is at least equal to its obligations, with respect to dollar rolls.

      Securities Lending:    The Fund may lend its securities to qualified
institutions. The loans are secured by collateral at least equal, at all times, to the market value of the securities loaned. The Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The Fund receives compensation, net of any rebate, for lending its securities in the form of interest on the securities loaned, and any gain or loss in the market price of the securities loaned that may occur during the term of the loan.

      Securities Transactions and Net Investment Income:    Securities
transactions are recorded on the trade date. Realized gains (losses) on sales of securities are calculated on the identified cost basis. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes original issue discount on portfolio
                                                                          17

       Prudential Government Income Fund, Inc.
             Notes to Financial Statements (Unaudited) Cont'd.

securities as adjustments to interest income. Net investment income (other than distribution fees) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

      As required, effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Prior to January 1, 2001, the Fund did not amortize premiums on debt securities. Upon initial adoption, the Fund was required to adjust the cost of its fixed-income securities by the cumulative amounts that would have been recognized had the amortization been in effect from the purchase date of each holding. Adopting this accounting principle does not affect the Fund's net asset value, but changes the classification of certain amounts between interest income and realized and unrealized gain (loss) in the Statement of Operations. The current adjustments for the six months ended August 31, 2002 resulted in an increase to net investment income of $141,966, an increase of realized gains of $279,257 and a decrease to unrealized appreciation of $421,223.

      The cumulative adjustment upon adoption resulted in a decrease to undistributed net investment income, decrease to accumulated loss on investments of $2,119,691 and an increase to unrealized appreciation on investments of $1,297,073.

      Net investment income (loss) (other than distribution fees) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

      Dividends and Distributions:    The Fund declares daily and pays monthly
dividends from net investment income. The Fund will distribute at least annually any net capital gains in excess of loss carryforwards, if any. Dividends and distributions are recorded on the ex-dividend date.

      Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles.

      Federal Income Taxes:    It is the Fund's policy to continue to meet the
requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

       Prudential Government Income Fund, Inc.
             Notes to Financial Statements (Unaudited) Cont'd.

Note 2. Agreements
The Fund has a management agreement with Prudential Investments LLC ('PI'). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. ('PIM'). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI continues to have responsibility for all investment advisory services pursuant to the management agreement and supervises PIM's performance of such services. PI pays for the services of PIM, the cost of compensation of officers and employees of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

      The management fee paid to PI is computed daily and payable monthly at an annual rate of .50% of the Fund's average daily net assets up to and including $3 billion and .35% of 1% of the average daily net assets of the Fund in excess of $3 billion.

      The Fund has a distribution agreement with Prudential Investment Management Services LLC ('PIMS'), which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund's Class A, Class B and Class C shares pursuant to plans of distribution (the 'Class A, B and C Plans') regardless of expenses actually incurred by them. The distribution fees for Class A, B and C shares are accrued daily and payable monthly. No distribution or service fees were paid to PIMS as distributor of the Class Z shares of the Fund.

      Pursuant to the Class A Plan, the Fund compensates PIMS for its distribution-related expenses with respect to Class A shares at an annual rate of up to .30 of 1% of the average daily net assets of the Class A shares. Such expenses under the Class A Plan were .25 of 1% of the average daily net assets of the Class A shares for the six months ended August 31, 2002.

      Pursuant to the Class B Plan, the Fund compensates PIMS for its distribution-related activities at an annual rate of up to 1% of the average daily net assets up to $3 billion, .80 of 1% of the next $1 billion of such net assets and .50 of 1% over $4 billion of the average daily net assets of the Class B shares. Such expenses under the Class B Plan were .825 of 1% of the average daily net assets of the Class B shares for the six months ended August 31, 2002.

      Pursuant to the Class C Plan, the Fund compensates PIMS for its distribution-related activities at an annual rate of up to 1% of the average daily net assets of
                                                                          19

       Prudential Government Income Fund, Inc.
             Notes to Financial Statements (Unaudited) Cont'd.

the Class C shares. Such expenses under the Class C Plan were .75 of 1% of the average daily net assets of the Class C shares for the six months ended August 31, 2002.

      PIMS has advised the Fund that it received approximately $213,800 and $49,900 in front-end sales charges resulting from sales of Class A and Class C shares, respectively, during the six months ended August 31, 2002. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

      PIMS has advised the Fund that for the six months ended August 31, 2002 it received approximately $163,100 and $15,200 in contingent deferred sales charges imposed upon redemptions by certain Class B and Class C shareholders, respectively.

      PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. ('The Prudential').

      The Fund, along with other affiliated registered investment companies (the 'Funds'), is a party to a syndicated credit agreement ('SCA') with a group of banks. For the six months ended August 31, 2002, the amount of the commitment was $500 million from March 1, 2002 through May 2, 2002. On May 3, 2002, the Funds renewed and amended the SCA, which effectively increased the bank's commitment to $800 million and allows the Funds to increase the commitment to $1 billion, if necessary. Interest on any borrowings under the SCA will be incurred at market rates. The Funds pay a commitment fee of .08 of 1% of the unused portion of the SCA. The commitment fee is accrued and paid quarterly on a pro rata basis by the Funds. The purpose of the SCA is to serve as an alternative source of funding for capital share redemptions. The expiration date of the SCA is May 2, 2003. The Fund did not borrow any amounts pursuant to the SCA during the six months ended August 31, 2002.

Note 3. Other Transactions With Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund's transfer agent. During the six months ended August 31, 2002, the Fund incurred fees of approximately $711,400 for the services of PMFS. As of August 31, 2002, approximately $122,900 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates.

      The Fund invests in the Taxable Money Market Series (the 'Series'), a portfolio of Prudential Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed

       Prudential Government Income Fund, Inc.
             Notes to Financial Statements (Unaudited) Cont'd.

by PI. During the six months ended August 31, 2002, the Fund earned income of approximately $243,000 and $1,265,000, respectively, from the Series by investing their excess cash and collateral from securities lending.

      Effective November 1, 2001, the Fund pays networking fees to Prudential Securities, Inc. ('PSI'), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national mutual fund clearing system. The total amount paid to PSI during the period was approximately $35,100 and is included in transfer agent's fees and expenses in the statement of operations. As of August 31, 2002, approximately $7,500 of such fees were due to PSI.

Note 4. Portfolio Securities
Purchases and sales of investment securities, excluding short-term investments, for the six months ended August 31, 2002, were $2,497,246,343 and $2,334,461,830, respectively.

      During the six months ended August 31, 2002, the Fund entered into financial futures contracts. Details of open contracts at August 31, 2002 are as follows:

                                                    Value at         Value at         Unrealized
Number of                          Expiration        Trade          August 31,       Depreciation
Contracts           Type              Date            Date             2002         (Depreciation)
---------     -----------------    -----------    ------------     ------------     ---------------
               Long Positions:
    370         10 yr. T-Note      Dec. 2002      $ 41,333,031     $ 41,359,062       $    26,031
  1,156         5 yr. T-Note       Dec. 2002       127,620,687      128,514,693           894,006
    497          U.S. T-Bond       Dec. 2002        53,673,398       54,514,688           841,290
               Short Position:
    115         5 yr. T-Note       Sept. 2002       12,818,906       12,883,594           (64,688)
                                                                                    ---------------
                                                                                      $ 1,696,639
                                                                                    ---------------
                                                                                    ---------------

      The average balance of dollar rolls outstanding during the six months ended August 31, 2002 was approximately $28,684,000. The amount of dollar rolls outstanding at August 31, 2002 was $150,493,125 (principal $144,500,000), which was 7.8% of total assets.

      As of August 31, 2002, the Fund had securities on loan with an aggregate market value of $280,149,900. The Fund received $287,558,846 in cash as collateral for securities on loan which was used to purchase highly liquid short-term investments in accordance with the Fund's securities lending procedures.
                                                                          21

       Prudential Government Income Fund, Inc.
             Notes to Financial Statements (Unaudited) Cont'd.

Note 5. Distributions and Tax Information
For the six months ended August 31, 2002, the tax character of distributions paid by the Fund of $32,518,140 was ordinary income.

      For federal income tax purposes, the Fund had a capital loss carryforward as of February 28, 2002 of approximately $124,966,000 of which $44,881,000 expires in 2003, $718,000 expires in 2004, $17,950,000 expires in 2005,
$18,673,000 expires in 2008, $42,744,000 expires in 2009. Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of such carryforward. The tax basis differs from the amount shown on the statement of assets and liabilities primarily due to the deferral for federal tax purposes of Post-October capital losses of approximately $2,761,000 as being occurred in the current fiscal year and differences in the treatment of premium amortization for book and tax purposes.

      The United States federal income tax basis of the Fund's investments and the net unrealized appreciation as of August 31, 2002 were as follows:

   Tax Basis                                              Net Unrealized
 of Investments      Appreciation       Depreciation       Appreciation
----------------   ----------------   ----------------   ----------------
 $1,845,729,065      $55,320,186          $105,961         $55,214,225

      The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales and differences in the treatment of premium amortization for book and tax purposes.

Note 6. Joint Repurchase Agreement Account
The Fund, along with other affiliated registered investment companies, transfers uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. As of August 31, 2002, the Fund had a 24.9% undivided interest in the repurchase agreements in the joint account. This undivided interest for the Fund represented $60,760,000 in principal amount. As of such date, each repurchase agreement in the joint account and the value of the collateral therefore were as follows:

      Bank of America, 1.89%, in the principal amount of $81,318,000,repurchase price $81,335,077, due 9/3/02. The value of the collateral including accrued interest was $82,944,361.

      Merrill Lynch, 1.91%, in the principal amount of $81,318,000, repurchase price $81,335,257, due 9/3/02. The value of the collateral including accrued interest was $82,948,527.

       Prudential Government Income Fund, Inc.
             Notes to Financial Statements (Unaudited) Cont'd.

      UBS Warburg, 1.89%, in the principal amount of $81,318,000, repurchase price $81,335,077, due 9/3/02. The value of the collateral including accrued interest was $82,947,095.

Note 7. Capital
The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 4%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class Z shares are not subject to any sales charge and are offered exclusively for sale to a limited group of investors.

      There are 2 billion shares of common stock, $.01 par value per share, divided into four classes, designated Class A, B, C and Class Z common stock, each of which consists of 500,000,000 authorized shares.

      Transactions in shares of common stock were as follows:

Class A                                                       Shares          Amount
----------------------------------------------------------  -----------    -------------
Six months ended August 31, 2002:
Shares sold                                                  10,619,258    $  96,420,667
Shares issued in reinvestment of dividends                    1,918,493       17,363,188
Shares reacquired                                            (9,624,960)     (87,011,751)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding before
  conversion                                                  2,912,791       26,772,104
Shares issued upon conversion from Class B                      749,997        6,734,392
                                                            -----------    -------------
                                                            -----------    -------------
Net increase (decrease) in shares outstanding                 3,662,788    $  33,506,496
                                                            -----------    -------------
                                                            -----------    -------------
Year ended February 28, 2002:
Shares sold                                                  24,420,841    $ 219,010,862
Shares issued in connection with reorganization (Note 8)     11,926,739      106,126,379
Shares issued in reinvestment of dividends                    3,836,548       34,394,158
Shares reacquired                                           (32,666,854)    (293,157,853)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding before
  conversion                                                  7,517,274       66,373,546
Shares issued upon conversion from Class B                    2,726,780       24,326,529
                                                            -----------    -------------
Net increase (decrease) in shares outstanding                10,244,054    $  90,700,075
                                                            -----------    -------------
                                                            -----------    -------------

                                                                          23

       Prudential Government Income Fund, Inc.
             Notes to Financial Statements (Unaudited) Cont'd.

Class B                                                       Shares          Amount
----------------------------------------------------------  -----------    -------------
Six months ended August 31, 2002:
Shares sold                                                   6,985,830    $  63,558,196
Shares issued in reinvestment of dividends                      297,532        2,697,592
Shares reacquired                                            (2,369,748)     (21,443,268)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding before
  conversion                                                  4,913,614       44,812,520
Shares reacquired upon conversion into Class A                 (749,997)      (6,734,392)
                                                            -----------    -------------
                                                            -----------    -------------
Net increase (decrease) in shares outstanding                 4,163,617    $  38,078,128
                                                            -----------    -------------
                                                            -----------    -------------
Year ended February 28, 2002:
Shares sold                                                   8,000,061    $  72,111,222
Shares issued in reinvestment of dividends                      499,191        4,478,599
Shares reacquired                                            (3,484,815)     (31,331,641)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding before
  conversion                                                  5,014,437       45,258,180
Shares reacquired upon conversion into Class A               (2,725,000)     (24,326,529)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding                 2,289,437    $  20,931,651
                                                            -----------    -------------
                                                            -----------    -------------
Class C
----------------------------------------------------------
Six months ended August 31, 2002:
Shares sold                                                   1,497,706    $  13,644,678
Shares issued in reinvestment of dividends                       41,384          375,331
Shares reacquired                                              (582,517)      (5,280,736)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding                   956,573    $   8,739,273
                                                            -----------    -------------
                                                            -----------    -------------
Year ended February 28, 2002:
Shares sold                                                   1,686,719    $  15,236,121
Shares issued in reinvestment of dividends                       58,599          526,340
Shares reacquired                                              (806,731)      (7,249,473)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding                   938,587    $   8,512,988
                                                            -----------    -------------
                                                            -----------    -------------
Class Z
----------------------------------------------------------
Six months ended August 31, 2002:
Shares sold                                                   4,961,581    $  44,909,926
Shares issued in reinvestment of dividends                      234,958        2,123,914
Shares reacquired                                            (4,336,520)     (39,097,603)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding                   860,019    $   7,936,237
                                                            -----------    -------------
                                                            -----------    -------------
Year ended February 28, 2002:
Shares sold                                                   8,686,963    $  77,947,445
Shares issued in connection with reorganization (Note 8)        842,665        7,489,411
Shares issued in reinvestment of dividends                      591,475        5,282,646
Shares reacquired                                           (13,046,507)    (117,468,520)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding                (2,925,404)   $ (26,749,018)
                                                            -----------    -------------
                                                            -----------    -------------

       Prudential Government Income Fund, Inc.
             Notes to Financial Statements (Unaudited) Cont'd.

Note 8. Acquisition of Prudential Government Securities Trust,
Short-Intermediate Term Series
On March 28, 2001, the Fund acquired all the net assets of Prudential Government Securities Trust, Short-Intermediate Term Series pursuant to a plan of reorganization approved by Prudential Government Securities Trust, Short-Intermediate Term Series shareholders on March 22, 2001. The acquisition was accomplished by a tax-free exchange of the Class A and Class Z shares:

             Prudential Government
               Securities Trust        Prudential Government
                  Fund, Inc.             Income Fund, Inc.
                    Shares                 Shares Issued            Value
             ---------------------     ---------------------     ------------
Class A                 10,886,972                11,926,739     $106,126,379
Class Z                    765,199                   842,665        7,489,411

      Prudential Government Securities Trust, Short-Intermediate Term Series net assets at that date $113,615,790, including $2,391,630 of unrealized appreciation, were combined with those of the Fund. The aggregate net assets of the Fund and Prudential Government Securities Trust, Short-Intermediate Term Series immediately before the acquisition were $1,089,870,759 and $113,615,790 respectively.

      The future utilization of the acquired capital loss carryforward from Prudential Government Securities Trust, Short-Intermediate Term Series of $21,103,939, will be limited by Section 382 of the Internal Revenue Code of 1986, as amended. The annual limitation is $5,953,467.
                                                                          25

       Prudential Government Income Fund, Inc.
             Financial Highlights (Unaudited)

                                                                      Class A
                                                                  ----------------
                                                                  Six Months Ended
                                                                  August 31, 2002
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                 $     9.09
                                                                  ----------------
Income from investment operations
Net investment income                                                      0.25
Net realized and unrealized gain (loss) on investment
transactions                                                               0.22
                                                                  ----------------
   Total from investment operations                                        0.47
                                                                  ----------------
Less distributions
Dividends from net investment income                                      (0.25)
                                                                  ----------------
Net asset value, end of period                                       $     9.31
                                                                  ----------------
                                                                  ----------------
TOTAL INVESTMENT RETURN(a):                                                5.18%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                      $1,010,205
Average net assets (000)                                             $  957,550
Ratios to average net assets:
   Expenses, including distribution and service (12b-1) fees               0.96%(b)
   Expenses, excluding distribution and service (12b-1) fees               0.71%(b)
   Net investment income                                                   5.37%(b)
For Class A, B, C and Z shares:
   Portfolio turnover rate                                                  194%

------------------------------
(a) Total investment return does not consider the effects of sales loads. Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions. Total investment returns for periods of less than one full year are not annualized.
(b) Annualized.
* Effective August 1, 2001 the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the period ended August 31, 2002 had no effect on net investment income or net realized and unrealized gain (loss) per share. Per share amounts and ratios for the years ended prior to August 31, 2002 have not been restated to reflect this change in presentation.

    26                                     See Notes to Financial Statements

       Prudential Government Income Fund, Inc.
             Financial Highlights (Unaudited) Cont'd.

                                              Class A
----------------------------------------------------------------------------------------------------
                                     Year Ended February 28/29,
----------------------------------------------------------------------------------------------------
      2002                 2001                 2000                 1999                 1998
----------------------------------------------------------------------------------------------------
    $   8.94             $   8.41             $   8.98             $   9.05             $   8.76
----------------     ----------------     ----------------     ----------------     ----------------
        0.46                 0.54                 0.55                 0.55                 0.58
        0.17                 0.53                (0.57)               (0.07)                0.29
----------------     ----------------     ----------------     ----------------     ----------------
        0.63                 1.07                (0.02)                0.48                 0.87
----------------     ----------------     ----------------     ----------------     ----------------
       (0.48)               (0.54)               (0.55)               (0.55)               (0.58)
----------------     ----------------     ----------------     ----------------     ----------------
    $   9.09             $   8.94             $   8.41             $   8.98             $   9.05
----------------     ----------------     ----------------     ----------------     ----------------
----------------     ----------------     ----------------     ----------------     ----------------
        7.36%               13.10%               (0.15)%               5.40%               10.26%
    $952,466             $845,525             $806,620             $895,039             $819,536
    $954,797             $810,113             $857,586             $836,143             $842,431
        0.98%                1.00%                0.94%                0.84%                0.86%
        0.73%                0.75%                0.69%                0.68%                0.71%
        5.43%                6.25%                6.39%                6.05%                6.52%
         440%                 337%                  68%                 106%                  88%

    See Notes to Financial Statements                                     27

       Prudential Government Income Fund, Inc.
             Financial Highlights (Unaudited) Cont'd.

                                                                      Class B
                                                                  ----------------
                                                                  Six Months Ended
                                                                  August 31, 2002
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                  $   9.09
                                                                  ----------------
Income from investment operations
Net investment income                                                     0.22
Net realized and unrealized gain (loss) on investment
transactions                                                              0.23
                                                                  ----------------
   Total from investment operations                                       0.45
                                                                  ----------------
Less distributions
Dividends from net investment income                                     (0.22)
                                                                  ----------------
Net asset value, end of period                                        $   9.32
                                                                  ----------------
                                                                  ----------------
TOTAL INVESTMENT RETURN(a):                                               5.00%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $196,302
Average net assets (000)                                              $161,339
Ratios to average net assets:
   Expenses, including distribution and service (12b-1) fees              1.53%(b)
   Expenses, excluding distribution and service (12b-1) fees              0.71%(b)
   Net investment income                                                  4.78%(b)

------------------------------
(a) Total investment return does not consider the effects of sales loads. Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions. Total investment returns for periods of less than one full year are not annualized.
(b) Annualized.
* Effective August 1, 2001 the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the period ended August 31, 2002 had no effect on net investment income or net realized and unrealized gain (loss) per share. Per share amounts and ratios for the years ended prior to August 31, 2002 have not been restated to reflect this change in presentation.

    28                                     See Notes to Financial Statements

       Prudential Government Income Fund, Inc.
             Financial Highlights (Unaudited) Cont'd.

                                              Class B
----------------------------------------------------------------------------------------------------
                                     Year Ended February 28/29,
----------------------------------------------------------------------------------------------------
      2002                 2001                 2000                 1999                 1998
----------------------------------------------------------------------------------------------------
    $   8.95             $   8.41             $   8.99             $   9.05             $   8.77
----------------     ----------------     ----------------     ----------------     ----------------
        0.41                 0.49                 0.50                 0.49                 0.52
        0.16                 0.54                (0.58)               (0.06)                0.28
----------------     ----------------     ----------------     ----------------     ----------------
        0.57                 1.03                (0.08)                0.43                 0.80
----------------     ----------------     ----------------     ----------------     ----------------
       (0.43)               (0.49)               (0.50)               (0.49)               (0.52)
----------------     ----------------     ----------------     ----------------     ----------------
    $   9.09             $   8.95             $   8.41             $   8.99             $   9.05
----------------     ----------------     ----------------     ----------------     ----------------
----------------     ----------------     ----------------     ----------------     ----------------
        6.62%               12.58%               (0.83)%               4.83%                9.40%
    $153,685             $130,732             $193,394             $343,425             $346,059
    $134,237             $146,034             $262,863             $322,626             $385,145
        1.55%                1.58%                1.52%                1.50%                1.53%
        0.73%                0.75%                0.69%                0.68%                0.71%
        4.87%                5.68%                5.77%                5.39%                5.85%

    See Notes to Financial Statements                                     29

       Prudential Government Income Fund, Inc.
             Financial Highlights (Unaudited) Cont'd.

                                                                      Class C
                                                                  ----------------
                                                                  Six Months Ended
                                                                  August 31, 2002
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                  $   9.09
                                                                  ----------------
Income from investment operations
Net investment income                                                     0.22
Net realized and unrealized gain (loss) on investment
transactions                                                              0.23
                                                                  ----------------
   Total from investment operations                                       0.45
                                                                  ----------------
Less distributions
Dividends from net investment income                                     (0.22)
                                                                  ----------------
Net asset value, end of period                                        $   9.32
                                                                  ----------------
                                                                  ----------------
TOTAL INVESTMENT RETURN(a):                                               5.04%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $ 27,776
Average net assets (000)                                              $ 20,949
Ratios to average net assets:
   Expenses, including distribution and service (12b-1) fees              1.46%(b)
   Expenses, excluding distribution and service (12b-1) fees              0.71%(b)
   Net investment income                                                  4.86%(b)

------------------------------
(a) Total investment return does not consider the effects of sales loads. Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions. Total investment returns for periods of less than one full year are not annualized.
(b) Annualized.
* Effective August 1, 2001 the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the period ended August 31, 2002 had no effect on net investment income or net realized and unrealized gain (loss) per share. Per share amounts and ratios for the years ended prior to August 31, 2002 have not been restated to reflect this change in presentation.

    30                                     See Notes to Financial Statements

       Prudential Government Income Fund, Inc.
             Financial Highlights (Unaudited) Cont'd.

                                              Class C
----------------------------------------------------------------------------------------------------
                                     Year Ended February 28/29,
----------------------------------------------------------------------------------------------------
      2002                 2001                 2000                 1999                 1998
----------------------------------------------------------------------------------------------------
    $   8.95             $   8.41             $   8.99             $   9.05             $   8.77
    --------             --------             --------             --------             --------
        0.42                 0.50                 0.51                 0.50                 0.53
        0.16                 0.54                (0.58)               (0.06)                0.28
    --------             --------             --------             --------             --------
        0.58                 1.04                (0.07)                0.44                 0.81
    --------             --------             --------             --------             --------
       (0.44)               (0.50)               (0.51)               (0.50)               (0.53)
    --------             --------             --------             --------             --------
    $   9.09             $   8.95             $   8.41             $   8.99             $   9.05
    --------             --------             --------             --------             --------
    --------             --------             --------             --------             --------
        6.71%               12.67%               (0.76)%               4.91%                9.48%
    $ 18,405             $  9,711             $  8,508             $  8,236             $  2,840
    $ 13,454             $  7,904             $  9,014             $  4,878             $  2,523
        1.48%                1.50%                1.44%                1.43%                1.46%
        0.73%                0.75%                0.69%                0.68%                0.71%
        4.97%                5.75%                5.90%                5.50%                5.92%

    See Notes to Financial Statements                                     31

       Prudential Government Income Fund, Inc.
             Financial Highlights (Unaudited) Cont'd.

                                                                      Class Z
                                                                  ----------------
                                                                  Six Months Ended
                                                                  August 31, 2002
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                  $   9.07
                                                                      --------
Income from investment operations
Net investment income                                                     0.26
Net realized and unrealized gain (loss) on investment
transactions                                                              0.23
                                                                      --------
   Total from investment operations                                       0.49
                                                                      --------
Less distributions
Dividends from net investment income                                     (0.26)
                                                                      --------
Net asset value, end of period                                        $   9.30
                                                                      --------
                                                                      --------
TOTAL INVESTMENT RETURN(a):                                               5.31%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $ 88,589
Average net assets (000)                                              $ 78,354
Ratios to average net assets:
   Expenses, including distribution and service (12b-1) fees              0.71%(b)
   Expenses, excluding distribution and service (12b-1) fees              0.71%(b)
   Net investment income                                                  5.61%(b)

------------------------------
(a) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions. Total investment returns for periods of less than one full year are not annualized.
(b) Annualized.
* Effective August 1, 2001 the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the period ended August 31, 2002 had no effect on net investment income or net realized and unrealized gain (loss) per share. Per share amounts and ratios for the years ended prior to August 31, 2002 have not been restated to reflect this change in presentation.

    32                                     See Notes to Financial Statements

       Prudential Government Income Fund, Inc.
             Financial Highlights (Unaudited) Cont'd.

                                              Class Z
----------------------------------------------------------------------------------------------------
                                     Year Ended February 28/29,
----------------------------------------------------------------------------------------------------
      2002                 2001                 2000                 1999                 1998
----------------------------------------------------------------------------------------------------
    $   8.93             $   8.40             $   8.97             $   9.04             $   8.76
    --------         ----------------         --------             --------             --------
        0.49                 0.56                 0.57                 0.57                 0.59
        0.16                 0.53                (0.57)               (0.07)                0.28
    --------         ----------------         --------             --------             --------
        0.65                 1.09                   --                 0.50                 0.87
    --------         ----------------         --------             --------             --------
       (0.51)               (0.56)               (0.57)               (0.57)               (0.59)
    --------         ----------------         --------             --------             --------
    $   9.07             $   8.93             $   8.40             $   8.97             $   9.04
    --------         ----------------         --------             --------             --------
    --------         ----------------         --------             --------             --------
        7.61%               13.39%                0.09%                5.58%               10.30%
    $ 78,642             $103,523             $ 93,390             $ 97,629             $ 84,733
    $ 94,143             $ 94,635             $ 97,811             $ 86,892             $ 71,425
        0.73%                0.75%                0.69%                0.68%                0.71%
        0.73%                0.75%                0.69%                0.68%                0.71%
        5.71%                6.50%                6.64%                6.22%                6.67%

    See Notes to Financial Statements                                     33

Prudential Government Income Fund, Inc.

Prudential Mutual Funds

Prudential offers a broad range of mutual funds designed to meet your individual needs. For information about these funds, contact your financial professional or call us at (800) 225-1852. Read the prospectus carefully before you invest or send money.

PRUDENTIAL MUTUAL FUNDS
------------------------------------

Stock Funds
Large Capitalization Stock Funds
Prudential 20/20 Focus Fund
Prudential Equity Fund, Inc.
Prudential Index Series Fund
    Prudential Stock Index Fund
Prudential Tax-Managed Funds
    Prudential Tax-Managed Equity Fund
Prudential Value Fund
The Prudential Investment Portfolios, Inc.
    Prudential Jennison Growth Fund

Small- to Mid-Capitalization Stock Funds
Nicholas-Applegate Fund, Inc.
    Nicholas-Applegate Growth Equity Fund
Prudential Small Company Fund, Inc.
Prudential Tax-Managed Small-Cap Fund, Inc.
Prudential U.S. Emerging Growth Fund, Inc.
The Prudential Investment Portfolios, Inc.
    Prudential Jennison Equity Opportunity Fund

Sector Stock Funds
Prudential Natural Resources Fund, Inc.
Prudential Real Estate Securities Fund
Prudential Sector Funds, Inc.
    Prudential Financial Services Fund
    Prudential Health Sciences Fund
    Prudential Technology Fund
    Prudential Utility Fund

Global/International Stock Funds
Prudential Europe Growth Fund, Inc.
Prudential Pacific Growth Fund, Inc.
Prudential World Fund, Inc.
    Prudential Global Growth Fund
    Prudential International Value Fund
    Prudential Jennison International Growth Fund

Balanced/Allocation Fund
The Prudential Investment Portfolios, Inc.
    Prudential Active Balanced Fund

Bond Funds
Taxable Bond Funds
Prudential Government Income Fund, Inc.
Prudential High Yield Fund, Inc.
Prudential Short-Term Corporate Bond Fund, Inc.
    Income Portfolio
Prudential Total Return Bond Fund, Inc.

Municipal Bond Funds
Prudential California Municipal Fund
    California Series
    California Income Series
Prudential Municipal Bond Fund
    High Income Series
    Insured Series
                           www.prudential.com    (800) 225-1852


Prudential Municipal Series Fund
    Florida Series
    New Jersey Series
    New York Series
    Pennsylvania Series
Prudential National Municipals Fund, Inc.

Global/International Bond Fund
Prudential Global Total Return Fund, Inc.

Money Market Funds
Taxable Money Market Funds
Cash Accumulation Trust
    Liquid Assets Fund
    National Money Market Fund
Prudential Government Securities Trust
    Money Market Series
    U.S. Treasury Money Market Series
Prudential Institutional Liquidity Portfolio, Inc.
    Institutional Money Market Series
Prudential MoneyMart Assets, Inc.

Municipal Money Market Funds
Prudential California Municipal Fund
    California Money Market Series
Prudential Municipal Series Fund
    New Jersey Money Market Series
    New York Money Market Series

Tax-Free Money Market Funds
Command Tax-Free Fund
Prudential Tax-Free Money Fund, Inc.

Other Money Market Funds
Command Government Fund
Command Money Fund
Special Money Market Fund, Inc.*
    Money Market Series

STRATEGIC PARTNERS
MUTUAL FUNDS**
-----------------------------------------------

Strategic Partners Asset Allocation Funds
   Strategic Partners Conservative Growth Fund
   Strategic Partners Moderate Growth Fund
   Strategic Partners High Growth Fund

Strategic Partners Style Specific Funds
   Strategic Partners
      Large Capitalization Growth Fund
   Strategic Partners
      Large Capitalization Value Fund
   Strategic Partners
      Small Capitalization Growth Fund
   Strategic Partners
      Small Capitalization Value Fund
   Strategic Partners
      International Equity Fund
   Strategic Partners
      Total Return Bond Fund

Strategic Partners Opportunity Funds
   Strategic Partners Focused Growth Fund
   Strategic Partners New Era Growth Fund
   Strategic Partners Focused Value Fund
    Strategic Partners Mid-Cap Value Fund

Special Money Market Fund, Inc.*
    Money Market Series


 *This Fund is not a direct purchase money fund and is only an exchangeable money fund.

**Not exchangeable with Prudential mutual funds.

Prudential Government Income Fund, Inc.

Getting the Most from Your Prudential Mutual Fund

When you invest through Prudential Mutual Funds, you receive financial advice from a Prudential Securities
Financial Advisor or Pruco Securities registered representative. Your financial professional can provide you with the following services:

THERE'S NO REWARD WITHOUT RISK; BUT IS THIS RISK
WORTH IT?
Your financial professional can help you match the reward you seek with the risk you can tolerate. Risk can be difficult to gauge--sometimes even the simplest investments bear surprising risks. The educated investor knows that markets seldom move in just one direction. There are times when a market sector or asset class will lose value or provide little in the way of total return. Managing your own expectations is easier with help from someone who understands the markets, and who knows you!

KEEPING UP WITH THE JONESES
A financial professional can help you wade through the numerous available mutual funds to find the ones that fit your individual investment profile and risk tolerance. While the newspapers and popular magazines are full of advice about investing, they are aimed at generic groups of people or representative individuals--not at you personally.
Your financial professional will review your investment objectives with you. This means you can make financial decisions based on the assets and liabilities in your current portfolio and your risk tolerance--not just based on the current investment fad.

BUY LOW, SELL HIGH
Buying at the top of a market cycle and selling at the bottom are among the most common investor mistakes. But sometimes it's difficult to hold on to an investment when it's losing value every month.
Your financial professional can answer questions when you're confused or worried about your investment, and should remind you that you're investing for the long haul.

www.prudential.com    (800) 225-1852

FOR MORE INFORMATION

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852

Directors
Eugene C. Dorsey
Delayne Dedrick Gold
Robert F. Gunia
Thomas T. Mooney
Stephen P. Munn
David R. Odenath, Jr.
Richard A. Redeker
Judy A. Rice
Nancy H. Teeters
Louis A. Weil, III

Officers
David R. Odenath, Jr., President
Robert F. Gunia, Vice President
Judy A. Rice, Vice President
Grace C. Torres, Treasurer
Deborah A. Docs, Secretary
Marguerite E. H. Morrison, Assistant Secretary
Maryanne Ryan, Anti-Money Laundering
   Compliance Officer

Manager
Prudential Investments LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
Prudential Investment Management, Inc.
Gateway Center Two
Newark, NJ 07102

Distributor
Prudential Investment Management Services LLC
Gateway Center Three, 14th Floor
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
PO Box 8098
Philadelphia, PA 19101

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Shearman & Sterling
599 Lexington Avenue
New York, NY 10022

Fund Symbols    Nasdaq    CUSIP
------------    ------    ------
    Class A     PGVAX    744339102
    Class B     PBGPX    744339201
    Class C     PRICX    744339300
    Class Z     PGVZX    744339409

The views expressed in this report and
information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of August 31, 2002, were not audited and, accordingly, no opinion is expressed on them.

PRUDENTIAL FINANCIAL (LOGO)

Fund Symbols    Nasdaq     CUSIP
------------    ------     ------
    Class A     PGVAX    744339102
    Class B     PBGPX    744339201
    Class C     PRICX    744339300
    Class Z     PGVZX    744339409

MF128E2    IFS-A075077

Mutual funds are not bank guaranteed or FDIC insured, and may lose value.